Related Party Transactions (Details) (Loans to directors, executive officers or principal holders [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans to directors, executive officers or principal holders [Member]
Activity of related party loans [Roll Forward]
Balance, Beginning	$ 4,064,588	$ 4,776,492
New Loans	6,406,713	7,610,259
Repayments	(7,237,352)	(8,322,163)
Balance, Ending	$ 3,233,949	$ 4,064,588